CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Stockholders' deficit
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Preferred stock shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	117,065,675	111,313,175	104,834,083
Common stock, shares outstanding	117,065,675	111,313,175	104,834,083
Preferred stock shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock shares issued	0
Preferred stock shares outstanding	0
Series A Preferred Stock [Member]
Stockholders' deficit
Preferred stock shares issued		0	54,130
Preferred stock shares outstanding		0	54,130